Note 24 - Taxation (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	As of December 31, 2014	As of December 31, 2013
Net operating loss carryforwards	$5,249	$275
Property and Leased mineral rights	(486)	(1,910)
Goodwill	(684)	-
Acquisition Costs	937	560
Interest payable	660	158
Allowance for credit receivable	2,551
Notes payable	2,194
Financial instruments liability	-	4,580
Asset retirement obligations	83	381
Total deferred income tax assets, net	10,504	4,044
Less valuation allowance	(10,504)	(4,044)
Net deferred income tax assets	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	As of December 31, 2014	As of December 31, 2013
Tax benefit at federal statutory rate (35%)	$(8,042)	$(1,080)
Goodwill amortization	-	(20)
Goodwill impairment	1,826	-
State tax benefit, net of federal impact	(896)	(123)
Other	652	-
Change in valuation allowance	6,460	1,223
Net income tax provision (benefit)	$-	$-